Other Operating Income and Expenses, Net - Summary of Other Operating Income and Expenses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Other Operating Income And Expense Net [abstract]
Gain (loss) on disposal or retirement of property, plant and equipment, net	$ (1,005.6)	$ (32.9)	$ (1,097.9)	$ 46.5
Impairment loss on property, plant and equipment	(423.5)	(13.8)
Others	(672.4)		(267.6)	(16.7)
Other operating income and expenses, net	$ (2,101.5)	$ (68.7)	$ (1,365.5)	$ 29.8